SHARE-BASED COMPENSATION - Disclosure of number and weighted average exercise prices of share purchase warrants (Details)	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Disclosure Of Share Based Compensation [Abstract]
Outstanding, beginning of year | shares	11,769,230	19,000,000
Issued | shares	1,000,000	11,769,230
Expired | shares	0	(19,000,000)
Outstanding, end of year | shares	12,769,230	11,769,230
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement at beginning of period | $ / shares	$ 0.05	$ 0.16
Issued | $ / shares	0.05	0.05
Expired | $ / shares	0	(0.16)
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement at end of period | $ / shares	$ 0.05	$ 0.05